UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue, Suite 930
         Pasadena, CA  91101

13F File Number:  028-13350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6000

Signature, Place, and Date of Signing:

 /s/  J. Dale Harvey     Pasadena, CA     February 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $2,794 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevron Corporation                             166764100      243     3003 SH       SOLE                     3003        0        0
Exxon Mobil Corporation                         30231G102      408     6608 SH       SOLE                     6608        0        0
iShares Russell 2000 Small Cap                  464287655      324     4800 SH       SOLE                     4800        0        0
iShares S&P Mid-Cap                             464287507      336     4200 SH       SOLE                     4200        0        0
Pepsico Incorporated                            713448108      542     8160 SH       SOLE                     8160        0        0
Spdr Gold TRUST                                 78463V107      524     4100 SH       SOLE                     4100        0        0
SPDR S&P China ETF                              78463X400      417     5475 SH       SOLE                     5475        0        0